DIRECT HOSPITALITY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information on direct hospitality expense
The components of direct hospitality expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Employee compensation and benefits	$111	$81	$194	$162
Cost of food, beverage, and retail goods sold	63	68	144	137
Maintenance and utilities	37	44	79	84
Marketing and advertising	16	19	39	42
Other	79	83	170	202
Total direct hospitality expense	$306	$295	$626	$627